Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.80%
Australia–3.13%
Aristocrat Leisure Ltd.	412,262	$18,529,134
BHP Group Ltd.	420,241	17,713,392
Glencore PLC(a)	3,049,059	22,457,385
		58,699,911
Belgium–1.84%
Anheuser-Busch InBev S.A./N.V.	397,825	34,552,679
Brazil–0.44%
TOTVS S.A.	1,355,169	8,303,473
Canada–6.63%
Bank of Montreal	127,321	22,839,399
Bombardier, Inc., Class B(a)	89,624	21,592,617
Canadian Natural Resources Ltd.	355,089	16,915,393
Celestica, Inc.(a)	54,634	18,078,306
RB Global, Inc.(b)	178,199	19,545,513
Royal Bank of Canada(b)	121,657	25,463,053
		124,434,281
China–6.14%
Airtac International Group	271,000	10,975,658
Alibaba Group Holding Ltd.	730,700	11,131,040
Contemporary Amperex Technology Co. Ltd., A Shares	484,300	28,391,947
Full Truck Alliance Co. Ltd., ADR	1,464,665	13,899,671
Kanzhun Ltd., ADR(b)	855,044	13,920,116
Shenzhen Inovance Technology Co. Ltd., A Shares	1,597,430	15,166,708
Tencent Holdings Ltd.	357,800	21,862,648
		115,347,788
Denmark–1.28%
DSV A/S	54,643	11,809,494
Novo Nordisk A/S, Class B	258,965	12,249,452
		24,058,946
France–8.46%
Air Liquide S.A.	60,270	11,873,700
Airbus SE	87,532	20,548,880
BNP Paribas S.A.	233,778	29,705,843
Danone S.A.	225,010	17,502,647
Legrand S.A.	256,192	38,948,670
Schneider Electric SE	64,350	21,620,654
TotalEnergies SE	210,663	18,572,146
		158,772,540
Germany–3.92%
Allianz SE	29,092	14,490,781
Deutsche Telekom AG	400,377	12,356,024
Fresenius SE & Co. KGaA	544,786	28,000,484
Heidelberg Materials AG	46,756	8,704,326
Siemens Energy AG, Class A	58,972	10,074,952
		73,626,567
Shares		Value
Hong Kong–2.53%
AIA Group Ltd.	2,550,400	$25,710,302
Techtronic Industries Co. Ltd.	1,298,000	21,806,343
		47,516,645
India–3.18%
ICICI Bank Ltd., ADR	932,499	27,965,645
Reliance Industries Ltd.	1,174,873	16,085,710
SBI Life Insurance Co. Ltd.(c)	793,037	15,633,686
		59,685,041
Indonesia–0.88%
PT Bank Central Asia Tbk, ADR(b)	1,913,309	16,550,123
Israel–1.58%
Teva Pharmaceutical Industries Ltd., ADR(a)	850,245	29,767,077
Italy–1.41%
Brunello Cucinelli S.p.A.	64,676	6,557,172
FinecoBank Banca Fineco S.p.A.	724,930	19,860,798
		26,417,970
Japan–11.13%
Asahi Intecc Co. Ltd.	410,500	9,261,348
Hoya Corp.	112,800	17,249,028
Keyence Corp.	106,500	53,418,975
Panasonic Holdings Corp.	1,281,400	33,883,371
Recruit Holdings Co. Ltd.	256,800	20,307,954
SMC Corp.	37,200	16,072,642
Sony Group Corp.	966,300	22,581,333
Tokyo Electron Ltd.	36,900	12,337,037
Yokohama Financial Group, Inc.	2,089,300	23,782,080
		208,893,768
Netherlands–3.93%
ASM International N.V.	40,190	37,221,917
ASML Holding N.V.	22,196	36,577,785
		73,799,702
Singapore–0.55%
United Overseas Bank Ltd.	307,266	10,391,451
South Africa–0.74%
Anglo American PLC	276,159	13,979,583
South Korea–7.13%
KB Financial Group, Inc.	267,579	31,316,581
KT&G Corp.	249,759	31,079,606
Samsung Electronics Co. Ltd.	288,157	50,155,106
SK hynix, Inc.	18,747	21,290,124
		133,841,417
Spain–1.06%
Bankinter S.A.	1,079,105	19,850,046
Sweden–2.85%
Investor AB, Class B(b)	1,238,978	53,521,198
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Shares		Value
Switzerland–4.09%
Cie Financiere Richemont S.A.	123,645	$29,222,473
Galderma Group AG, Class A(a)	96,860	21,077,831
Philip Morris International, Inc.	138,388	26,407,198
		76,707,502
Taiwan–9.42%
E Ink Holdings, Inc.	4,134,000	23,920,581
Lite-On Technology Corp.	1,839,000	11,654,259
MediaTek, Inc.	268,000	28,549,419
Taiwan Semiconductor Manufacturing Co. Ltd.	1,524,887	112,788,631
		176,912,890
Thailand–0.63%
Bangkok Dusit Medical Services PCL, Foreign Shares	20,525,000	11,788,045
United Kingdom–10.83%
AstraZeneca PLC	98,586	16,770,494
BAE Systems PLC	1,633,969	46,256,568
Barclays PLC	2,792,942	19,197,393
National Grid PLC	1,758,769	28,150,594
RELX PLC	493,836	17,369,172
Shell PLC	529,670	24,243,892
Tesco PLC	4,184,295	27,541,692
Weir Group PLC (The)	670,174	23,910,002
		203,439,807
United States–4.02%
Broadcom, Inc.	81,871	31,870,743
Shares		Value
United States–(continued)
ICON PLC(a)	157,198	$25,712,091
Oracle Corp.	137,419	17,846,605
		75,429,439
Total Common Stocks & Other Equity Interests (Cost $1,241,949,290)		1,836,287,889
Money Market Funds–2.54%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	16,690,200	16,690,200
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	30,962,023	30,962,023
Total Money Market Funds (Cost $47,652,223)		47,652,223
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.34% (Cost $1,289,601,513)		1,883,940,112
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.58%
Invesco Private Government Fund, 3.69%(d)(e)(f)	13,456,147	13,456,147
Invesco Private Prime Fund, 3.82%(d)(e)(f)	35,076,511	35,080,019
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,534,102)		48,536,166
TOTAL INVESTMENTS IN SECURITIES—102.92% (Cost $1,338,135,615)		1,932,476,278
OTHER ASSETS LESS LIABILITIES–(2.92)%		(54,877,839)
NET ASSETS–100.00%		$1,877,598,439
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,811,307	$160,145,440	$(158,266,547)	$-	$-	$16,690,200	$261,841
Invesco Treasury Portfolio, Institutional Class	27,472,650	297,412,961	(293,923,588)	-	-	30,962,023	481,665
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,191,312	173,060,404	(186,795,569)	-	-	13,456,147	352,248*
Invesco Private Prime Fund	70,763,993	280,315,737	(316,003,390)	2,230	1,449	35,080,019	977,438*
Total	$140,239,262	$910,934,542	$(954,989,094)	$2,230	$1,449	$96,188,389	$2,073,192

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$58,699,911	$—	$58,699,911
Belgium	—	34,552,679	—	34,552,679
Brazil	8,303,473	—	—	8,303,473
Canada	124,434,281	—	—	124,434,281
China	27,819,787	87,528,001	—	115,347,788
Denmark	—	24,058,946	—	24,058,946
France	—	158,772,540	—	158,772,540
Germany	—	73,626,567	—	73,626,567
Hong Kong	—	47,516,645	—	47,516,645
India	27,965,645	31,719,396	—	59,685,041
Indonesia	16,550,123	—	—	16,550,123
Israel	29,767,077	—	—	29,767,077
Italy	—	26,417,970	—	26,417,970
Japan	—	208,893,768	—	208,893,768
Netherlands	—	73,799,702	—	73,799,702
Singapore	—	10,391,451	—	10,391,451
South Africa	—	13,979,583	—	13,979,583
South Korea	—	133,841,417	—	133,841,417
Spain	—	19,850,046	—	19,850,046
Sweden	—	53,521,198	—	53,521,198
Switzerland	26,407,198	50,300,304	—	76,707,502
Taiwan	—	176,912,890	—	176,912,890
Thailand	—	11,788,045	—	11,788,045
United Kingdom	—	203,439,807	—	203,439,807
United States	75,429,439	—	—	75,429,439
Money Market Funds	47,652,223	48,536,166	—	96,188,389
Total Investments	$384,329,246	$1,548,147,032	$—	$1,932,476,278
Invesco EQV International Equity Fund